Note FDIC loss-share asset and true-up payment obligation (Activity in the FDIC loss share indemnification asset) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2018	Dec. 31, 2015
FDIC Indemnification Asset [Roll Forward]
Beginning Balance	$ 46,316	$ 69,334
FDIC loss-sharing termination agreement	(45,659)	0	$ 0
Accretion (amortization)	934	469	10,201
Credit impairment losses (reversal) to be covered under loss sharing agreements	(104)	(3,136)	239
Reimbursable expenses	537	2,454	8,433
Net payment from FDIC under loss-sharing agreements	(364)	(22,589)	(102,596)
Arbitration decision charge	0	0	(136,197)
Other adjustments attributable to FDIC loss sharing agreements	0	(5,550)	(87)
Ending Balance	0	46,316	69,334
Balance due to the FDIC for recoveries on covered assets	0	(1,124)	(27,578)	$ 1,100
FDIC loss-share asset net	$ 0	$ 45,192	$ 41,756	$ 45,600	$ 310,221